OTHER INCOME (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
OTHER INCOME
Currency exchange service income	$ 78,506	$ 104,982	$ 111,277	$ 154,433
Funds distribution service income	39,529	28,595	61,661	48,771
Enterprise public relations service charge income	25,201	42,985	33,979	76,809
Market information and data income	22,497	23,972	31,989	34,148
Underwriting fee income	10,905	47,770	19,932	68,216
Trust service income			5,448	2,918
IPO subscription service charge income	3,327	136,972	5,318	163,331
Others	10,856	4,566	28,170	7,186
Total	$ 190,821	$ 389,842	$ 297,774	$ 555,812